Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the table below summarizes the relationship between executive compensation actually paid to the Principal Executive Officer (“PEO”) and the Non-PEO Named Executive Officers (“Non-PEO NEOs”) and certain financial performance measures for fiscal years 2020, 2021 and 2022. For additional information about our performance-based pay philosophy and how we align executive compensation with CARS’ performance, refer to the Compensation Discussion and Analysis section.

The financial performance measures used are CARS’ total stockholder return (“TSR”), the peer group TSR, and CARS’ Net Income, each of which are required financial performance measures under SEC rules. The SEC rules also require that CARS select its most important other financial performance measure(s) used to link the compensation actually paid to these officers to CARS’ performance, which are Revenue and Adjusted EBITDA, as reflected in the table below.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Company Selected Measure: Revenue (in millions)	Company Selected Measure: Adjusted EBITDA (in millions)
					Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)	(b)	(c) (3)	(d)	(e) (3)	(f) (4)	(g) (5)	(h)	(i)	(j) (6)
2022	6,369,207	(2,374,194)	1,772,123	476,515	112.68	81.50	17.2	653.9	186.7
2021	6,985,255	9,155,724	2,034,898	3,000,169	131.67	134.41	10.8	623.7	189.2
2020	5,223,351	9,338,873	1,185,224	1,124,251	92.47	137.32	(789.1)	547.5	155.9

(1)	Alex Vetter served as our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020.
(2)
For 2022, our non-PEO named executive officers (“NEOs”) included Sonia Jain, Jandy Tomy, Doug Miller, Angelique Strong Marksand Jim Rogers.  For 2021, our non-PEO NEOs included Sonia Jain, Doug Miller and Jim Rogers. For 2020, our non-PEO NEOs included Sonia Jain, Jandy Tomy, Becky Sheehan, Doug Miller and Jim Rogers.

(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

(4)	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019 in CARS Common Stock.
(5)	Peer Group TSR reflects the TSR of the Research Data Group’s (“RDG”) Internet Composite Index, the industry index peer group reported in our Cumulative Stockholder Return Graph in the 2022 Annual Report on Form 10-K.
(6)	CARS defines Adjusted EBITDA as net income (loss) before (1) interest expense, net, (2) income tax (benefit) expense, (3) depreciation, (4) amortization of intangible assets, (5) stock-based compensation expense, (6) unrealized mark-to-market adjustments and cash transactions related to derivative instruments, and (7) certain other items, such as transaction-related items, severance, transformation and other exit costs and write-off and impairments of goodwill, intangible assets and other long-lived assets.

PEO SCT Total to CAP Reconciliation

	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$6,369,207	$6,985,255	$5,223,351
Subtract amounts reported under the “Stock Awards” column in the SCT	($2,500,008)	($2,500,001)	($2,500,000)
Subtract amounts reported under the “Option Awards” column in the SCT	($2,470,499)	($2,803,029)	($1,434,626)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,548,858	$5,440,129	$9,472,418
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($6,301,244)	$1,439,540	($1,180,014)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($20,508)	$593,830	($242,436)
Compensation Actually Paid to PEO (column (c))	($2,374,194)	$9,155,724	$9,338,873

Average Non-PEO NEO SCT Total to CAP Reconciliation

	2022	2021	2020
Summary Compensation Table Total for PEO (column (d))	$1,772,123	$2,034,898	$1,185,224
Subtract amounts reported under the “Stock Awards” column in the SCT	($1,200,353)	($1,055,060)	($639,072)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,546,309	$1,383,193	$1,077,502
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($888,503)	$575,947	($108,941)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($179,331)	$61,191	($45,317)
Subtract fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($573,730)	$ -	($345,145)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$476,515	$3,000,169	$1,124,251

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(2)
For 2022, our non-PEO named executive officers (“NEOs”) included Sonia Jain, Jandy Tomy, Doug Miller, Angelique Strong Marksand Jim Rogers.  For 2021, our non-PEO NEOs included Sonia Jain, Doug Miller and Jim Rogers. For 2020, our non-PEO NEOs included Sonia Jain, Jandy Tomy, Becky Sheehan, Doug Miller and Jim Rogers.

Peer Group Issuers, Footnote [Text Block]
(5)	Peer Group TSR reflects the TSR of the Research Data Group’s (“RDG”) Internet Composite Index, the industry index peer group reported in our Cumulative Stockholder Return Graph in the 2022 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 6,369,207	$ 6,985,255	$ 5,223,351
PEO Actually Paid Compensation Amount	$ (2,374,194)	9,155,724	9,338,873
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

PEO SCT Total to CAP Reconciliation

	2022	2021	2020
Summary Compensation Table Total for PEO (column (b))	$6,369,207	$6,985,255	$5,223,351
Subtract amounts reported under the “Stock Awards” column in the SCT	($2,500,008)	($2,500,001)	($2,500,000)
Subtract amounts reported under the “Option Awards” column in the SCT	($2,470,499)	($2,803,029)	($1,434,626)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,548,858	$5,440,129	$9,472,418
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($6,301,244)	$1,439,540	($1,180,014)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($20,508)	$593,830	($242,436)
Compensation Actually Paid to PEO (column (c))	($2,374,194)	$9,155,724	$9,338,873

Non-PEO NEO Average Total Compensation Amount	$ 1,772,123	2,034,898	1,185,224
Non-PEO NEO Average Compensation Actually Paid Amount	$ 476,515	3,000,169	1,124,251
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (“SCT”):

Average Non-PEO NEO SCT Total to CAP Reconciliation

	2022	2021	2020
Summary Compensation Table Total for PEO (column (d))	$1,772,123	$2,034,898	$1,185,224
Subtract amounts reported under the “Stock Awards” column in the SCT	($1,200,353)	($1,055,060)	($639,072)
Add the year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$1,546,309	$1,383,193	$1,077,502
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	($888,503)	$575,947	($108,941)
Add/(Subtract) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	($179,331)	$61,191	($45,317)
Subtract fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	($573,730)	$ -	($345,145)
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$476,515	$3,000,169	$1,124,251

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Total Stockholder Return and Peer Group Total Stockholder Return.
Compensation Actually Paid vs. Net Income [Text Block]	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and our Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Revenue.
Total Shareholder Return Vs Peer Group [Text Block]	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Total Stockholder Return and Peer Group Total Stockholder Return.
Tabular List [Table Text Block]

Tabular List of Most Important Performance Measures

The items listed below represent the most important performance measures we use to link compensation actually paid to our NEOs in 2022 to our performance.

Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 112.68	131.67	92.47
Peer Group Total Shareholder Return Amount	81.5	134.41	137.32
Net Income (Loss)	$ 17,200,000	$ 10,800,000	$ (789,100,000)
Company Selected Measure Amount	653,900,000	623,700,000	547,500,000
PEO Name	Alex Vetter	Alex Vetter	Alex Vetter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	The following table illustrates the value of compensation actually paid to our PEO and Non-PEO NEOs (expressed as an average) and Adjusted EBITDA.
Other Performance Measure Amount	186,700,000	189,200,000	155,900,000
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,500,008)	$ (2,500,001)	$ (2,500,000)
PEO [Member] | Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,470,499)	(2,803,029)	(1,434,626)
PEO [Member] | Year-End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,548,858	5,440,129	9,472,418
PEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,301,244)	1,439,540	(1,180,014)
PEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,508)	593,830	(242,436)
Non-PEO NEO [Member] | Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,200,353)	(1,055,060)	(639,072)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,546,309	1,383,193	1,077,502
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(888,503)	575,947	(108,941)
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(179,331)	61,191	(45,317)
Non-PEO NEO [Member] | Fair Value as of Prior-Year End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (573,730)	$ 0	$ (345,145)